Summary Information Regarding Options and Warrants (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Options
Number of Shares, Outstanding at beginning of period	824,620	442,923	385,516	480,833	388,048	259,565	190,426
Options, Granted	125,000	411,938	76,157	38,138	193,583	160,100	73,475
Options, Exercised				(36,284)	(15,193)
Options, Forfeited and canceled	(46,331)	(30,241)	(18,750)	(97,171)	(85,605)	(31,617)	(4,336)
Number of Shares, Outstanding at end of period	903,289	824,620	442,923	385,516	480,833	388,048	259,565
Weighted Average Exercise Price, Options
Weighted average exercise price options, Beginning balance	$ 5.54	$ 7.71	$ 8.60	$ 14.80	$ 25.88	$ 39.16	$ 45.92
Weighted average exercise price options, Granted	$ 2.34	$ 3.68	$ 6.29	$ 8.34	$ 3.83	$ 4.50	$ 21.12
Weighted average exercise price options, Exercised				$ 3.56	$ 4.21
Weighted average exercise price options, Forfeited and canceled	$ 4.73	$ 11.80	$ 20.00	$ 36.62	$ 42.22	$ 24.41	$ 30.96
Weighted average exercise price options, Ending balance	$ 5.14	$ 5.54	$ 7.71	$ 8.60	$ 14.80	$ 25.88	$ 39.16
Warrants
Warrants
Number of Shares, Outstanding at beginning of period		2,607,550	2,864,873	3,169,169	2,599,799	917,590	917,590
Warrants, Granted		1,436,121	414,649	1,966	801,143	1,682,209	0
Warrants, Exercised		0	0	(17,102)	(179,691)
Warrants, Forfeited and canceled		(464,584)	(671,972)	(289,160)	(52,082)	0	0
Number of Shares, Outstanding at end of period		3,579,087	2,607,550	2,864,873	3,169,169	2,599,799	917,590
Weighted Average Exercise Price, Warrants
Weighted average exercise price warrants, Beginning balance		$ 6.66	$ 11.00	$ 27.72	$ 32.60	$ 78.04	$ 78.04
Weighted average exercise price warrants, Granted		$ 2.56	$ 10.44	$ 8.00	$ 6.68	$ 7.84
Weighted average exercise price warrants, Exercised				$ 8.40	$ 6.64
Weighted average exercise price warrants, Forfeited and canceled		$ 6.12	$ 23.72	$ 117.60	$ 20.00
Weighted average exercise price warrants, Ending balance		$ 5.64	$ 6.66	$ 11.00	$ 27.72	$ 32.60	$ 78.04